OFF - BALANCE SHEET ARRANGEMENTS	12 Months Ended
Dec. 31, 2013
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OFF - BALANCE SHEET ARRANGEMENTS

11. OFF—BALANCE SHEET ARRANGEMENTS

Performance obligations of certain operating subsidiaries are supported by performance bonds and letters of credit, workers’ compensation policy requirements and certain operating leases. These obligations will expire at various dates through 2014 and are renewed as required. The outstanding commitments on these obligations at December 31, 2013 and 2012 were $9.1 million and $18.6 million, respectively.